Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102.70%
ASSET-BACKED SECURITIES — 11.64%**
AGL CLO 13 Ltd.,
Series 2021-13A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.90% 10/20/34
1,2,3
$ 600,000 $ 583,840
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/17/34
1,2,3
185,000 181,890
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 531,042
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
605,000 575,090
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
635,000 603,209
AMSR Trust,
Series 2021-SFR3, Class G
3.80% 10/17/38
1
600,000 512,530
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
7.03% 10/25/30
1,2,3
250,000 245,250
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.72% 10/25/45
1,4
2,737,489 92,998
Carvana Auto Receivables Trust,
Series 2020-P1, Class R
0.00% 09/08/27
1
1,300 156,407
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
1,500 297,739
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
3,050 618,545
Carvana Auto Receivables Trust,
Series 2023-P1, Class R
0.00% 03/11/30
1
1,600 354,313
Carvana Auto Receivables Trust,
Series 2023-P2, Class R
0.00% 06/10/30
1
2,000 462,236
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
6.82% 10/24/30
1,2,3
575,000 564,734
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 252,811
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2022-2A, Class INCB
(Cayman Islands)
0.00% 04/19/35
1,3,4
$ 475,000 $ 361,750
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.20% 10/15/52
1,4
525,526 17,879
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.70% 04/15/53
1,4
4,459,000 287,803
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.97% 05/15/32
1,2,3
925,000 901,607
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.16% 04/15/29
1,2,3
53,638 53,196
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
6.52% 08/15/30
1,2,3
9,438 9,396
Elmwood CLO VI Ltd.,
Series 2020-3A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.90% 10/20/34
1,2,3
440,000 430,672
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
1,688,000 1,578,742
FirstKey Homes Trust,
Series 2021-SFR3, Class E1
2.99% 12/17/38
1
944,000 825,541
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
6.38% 07/19/34
1,2,3
1,290,360 1,270,617
FRTKL,
Series 2021-SFR1, Class F
3.17% 09/17/38
1
1,779,000 1,510,157
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.45% 10/15/30
1,2,3
335,000 332,740
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
1
1,110,000 1,090,672
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.25% 07/20/36
1,2,3
850,000 850,283

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.40% 10/20/34
1,2,3
$ 250,000 $ 245,605
Greenwood Park CLO Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/15/31
1,3,4
675,000 239,883
HOA Funding, LLC,
Series 2021-1A, Class A2
4.72% 08/20/51
1
913,725 753,344
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.01% 07/20/36
1,2,3
850,000 850,425
Invesco CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/15/34
1,3,4
650,000 442,098
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
39,227 35,240
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
38,305 33,025
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.42% 04/19/33
1,2,3
1,000,000 992,600
Navient Student Loan Trust,
Series 2018-4A, Class B
(LIBOR USD 1-Month plus 1.30%)
6.45% 06/27/67
1,2
850,000 775,578
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
6.05% 06/25/54
1,2
630,000 607,789
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
6.30% 04/15/34
1,2,3
1,200,000 1,177,021
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.00% 04/16/33
1,3,4
275,000 167,556
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.53% 11/20/30
1,2,3
323,332 321,295
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
0.00% 07/16/36
1,2,3
$ 900,000 $ 903,375
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 10/15/34
1,2,3
700,000 676,285
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 01/17/31
1,2,3
493,077 491,170
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
625,000 378,875
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
5.74% 08/25/40
1,2
25,304 24,627
Progress Residential Trust,
Series 2020-SFR1, Class G
4.03% 04/17/37
1
1,000,000 931,266
Progress Residential Trust,
Series 2021-SFR11, Class F
4.42% 01/17/39
1
850,000 710,297
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
819,000 711,233
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
1
1,250,000 1,079,873
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
838,000 718,487
Progress Residential Trust,
Series 2021-SFR9, Class E1
2.81% 11/17/40
1
1,531,000 1,204,848
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
1,400,000 1,257,337
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
1,211,000 1,066,397
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/15/32
1,2,3
750,000 733,965
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
6.28% 10/15/29
1,2,3
48,551 48,166

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.44% 10/20/30
1,2,3
$ 772,538 $ 766,442
Santander Consumer Auto Receivables Trust,
Series 2021-CA, Class R
0.00% 06/15/28
1
5,150 591,729
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
477,901 420,678
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
5.76% 07/25/39
2
148,844 139,597
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.96% 07/25/23
2
66,910 66,869
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
6.16% 07/25/23
2
12,777 12,449
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
10,000 9,254
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
975,000 682,106
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class B
(Bermuda)
2.52% 02/20/46
1,3
624,080 520,481
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
1
800,000 787,179
Tricon Residential Trust,
Series 2021-SFR1, Class F
3.69% 07/17/38
1
900,000 782,511
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 01/15/32
1,2,3
250,000 244,382
Total Asset-Backed Securities
(Cost $40,647,692) 38,155,026
BANK LOANS — 3.90%*
Communications — 0.14%
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
2
208,111 182,413
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
2
$ 122,188 $ 118,734
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.31% 03/31/31
2
150,000 148,928
450,075
Consumer Discretionary — 0.29%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.56% 12/23/27
2
146,625 138,377
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
2
179,755 118,638
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.94% 06/22/26
2
13,386 13,391
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.45% - 8.59% 01/24/29
2,3
247,500 231,132
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
252,357 202,705
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
2
244,375 243,460
947,703
Electric — 0.19%
Calpine Corp.,
Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
7.20% 04/05/26
2
243,655 243,730
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.79% 02/10/28
2
392,000 366,030
609,760
Entertainment — 0.16%
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
2,3
459,325 464,876

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
2
$ 74,255 $ 74,203
539,079
Finance — 0.17%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.59% 06/22/28
2
275,000 275,197
DCG Acquisition Corp.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.70% 09/30/26
2
268,132 264,445
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
2
10,811 10,519
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
2,3
17,224 17,235
567,396
Food — 0.11%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
2
64,176 59,317
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
2
127,786 112,851
Hostess Brands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.64% 06/21/30
2
176,388 176,278
348,446
Gaming — 0.01%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
2
10,813 10,693
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.25% 04/13/29
2,3
10,841 10,843
21,536
Health Care — 0.74%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.48% 11/08/27
2
25,894 25,916
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Buckeye Partners LP,
Term Loan B1, 1st Lien
(SOFR plus 2.35%)
7.44% 11/01/26
2
$ 243,750 $ 242,404
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.50%)
8.98% 08/15/26
2,3
269,500 268,996
Curia Global, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.90% 08/28/26
2
390,458 337,606
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.24% 12/30/26
2
268,073 268,143
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.84% 03/15/28
2
268,813 268,357
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
2,3
440,406 440,956
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.94% 03/31/27
2
97,255 86,152
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 02/01/28
2
388,246 382,214
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
2
109,727 109,865
2,430,609
Health Care REITs — 0.07%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.23% 07/17/28
2
264,480 227,013
Industrials — 0.43%
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 10/16/28
2
199,050 173,728
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.51% 07/01/26
2
341,857 341,861
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
2
294,875 288,936

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
2
$ 110,531 $ 110,655
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.58% 04/15/28
2
166,600 148,024
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
2
64,175 59,499
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.93% - 9.14% 11/03/25
2
195,518 193,808
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
2
98,930 84,981
1,401,492
Information Technology — 0.97%
AppLovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 08/15/25
2
267,985 268,215
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
2
124,680 120,550
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
2,3,7
882,572 851,682
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.14% - 9.18% 07/06/29
2,3
10,895 10,877
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.44% 12/16/25
2
73,313 68,599
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 08/14/25
2
267,985 237,948
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
244,361 241,001
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
2
511,393 511,873
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
2
$ 32,625 $ 31,344
NortonLifeLock, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.75%)
7.05% 09/10/27
2
233,070 228,410
Open Text Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 08/24/29
2
34,189 34,382
Term Loan, 1st Lien (Canada)
(LIBOR plus 1.75%)
7.25% 05/30/25
2,3
27,195 27,237
(SOFR plus 3.60%)
8.74% 01/31/30
2,3
34,275 34,468
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.94% 09/23/26
2
15,107 15,121
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
2
270,188 264,682
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
2
268,813 232,043
3,178,432
Insurance — 0.16%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
2
246,183 239,611
Asurion LLC,
Term Loan B7, 1st Lien
(LIBOR plus 3.00%)
7.84% 11/03/24
2
288,431 288,500
528,111
Materials — 0.15%
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
2
24,262 24,126
Mativ Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.62% 04/20/28
2
270,188 260,562
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.72% - 9.73% 10/15/25
2
254,500 201,902
486,590

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Office REITs — 0.07%
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.12% 02/17/28
2
$ 232,457 $ 232,748
Retail — 0.18%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.42% 02/19/28
2
170,627 169,348
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
9.42% 10/02/28
2
466,688 439,477
608,825
Services — 0.06%
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
2
10,813 10,682
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.47% 12/01/28
2,3
170,507 170,302
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
2
10,811 9,979
190,963
Total Bank Loans
(Cost $12,987,396) 12,768,778
CORPORATES — 31.62%*
Banking — 5.30%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
270,000 226,836
Bank of America Corp.
2.30% 07/21/32
4
640,000 511,926
3.42% 12/20/28
4
685,000 630,434
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
385,000 305,507
2.55% 02/04/28
4
125,000 112,907
2.88% 10/22/30
4
270,000 232,287
Bank of America Corp.,
Series N
1.66% 03/11/27
4
500,000 449,246
Bank of America Corp.,
Series RR
4.38%
4,8
100,000 86,578
Comerica, Inc.
5.63%
4,8
15,000 12,470
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Discover Bank
2.45% 09/12/24 $ 230,000 $ 218,095
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
220,000 206,420
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
510,000 450,365
1.65% 04/18/26
3,4
130,000 119,806
2.01% 09/22/28
3,4
350,000 300,262
2.36% 08/18/31
3,4
255,000 204,355
2.80% 05/24/32
3,4
500,000 405,400
4.76% 06/09/28
3,4
255,000 245,407
6.33% 03/09/44
3,4
455,000 472,930
JPMorgan Chase & Co.
0.97% 06/23/25
4
280,000 265,836
1.58% 04/22/27
4
700,000 629,115
2.58% 04/22/32
4
550,000 457,004
4.01% 04/23/29
4
255,000 240,333
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
205,000 181,518
3.57% 11/07/28
3,4
420,000 380,993
4.98% 08/11/33
3,4
415,000 388,631
Macquarie Group Ltd.
(Australia)
2.87% 01/14/33
1,3,4
375,000 299,850
5.03% 01/15/30
1,3,4
170,000 165,955
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
340,000 333,968
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
95,000 91,169
5.58% 06/12/29
4
120,000 119,522
6.04% 10/28/33
4
225,000 231,313
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
730,000 699,214
1.67% 06/14/27
3,4
325,000 281,626
U.S. Bancorp
3.70%
4,8
105,000 77,547
4.84% 02/01/34
4
790,000 740,660
5.84% 06/12/34
4
190,000 191,467
5.85% 10/21/33
4
225,000 226,348
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
600,000 525,270
2.59% 09/11/25
1,3,4
130,000 123,884
3.09% 05/14/32
1,3,4
1,190,000 963,583
4.19% 04/01/31
1,3,4
2,565,000 2,284,338
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
410,000 310,650

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
$ 745,000 $ 664,417
3.35% 03/02/33
4
640,000 548,768
3.53% 03/24/28
4
525,000 491,075
4.90% 07/25/33
4
275,000 263,932
17,369,217
Communications — 3.25%
Cable One, Inc.
4.00% 11/15/30
1
60,000 47,100
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
1
600,000 486,000
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80% 04/01/31 140,000 113,012
4.80% 03/01/50 250,000 188,958
5.38% 05/01/47 141,000 116,698
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 520,000 420,290
CommScope, Inc.
4.75% 09/01/29
1
391,000 308,890
CSC Holdings LLC
4.63% 12/01/30
1
300,000 135,000
5.38% 02/01/28
1
150,000 120,750
6.50% 02/01/29
1
322,000 260,622
7.50% 04/01/28
1
453,000 258,895
11.25% 05/15/28
1
315,000 306,203
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1,9,10
487,000 16,741
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
169,000 154,197
Frontier Communications Holdings LLC
6.75% 05/01/29
1
575,000 446,675
8.63% 03/15/31
1
796,000 770,836
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
285,000 258,805
Gray Escrow II, Inc.
5.38% 11/15/31
1
267,000 178,270
Gray Television, Inc.
7.00% 05/15/27
1
400,000 341,533
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
535,000 486,574
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,9,10
535,000 —
8.50% 10/15/24
†,1,3,5,6,9,10
270,000 —
9.75% 07/15/25
†,1,3,5,6,9,10
360,000 —
Level 3 Financing, Inc.
10.50% 05/15/30
1
275,000 279,812
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Meta Platforms, Inc.
4.45% 08/15/52 $ 165,000 $ 143,888
5.60% 05/15/53 520,000 534,599
Netflix, Inc.
4.63% 05/15/29 100,000 110,596
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
700,000 619,500
Scripps Escrow, Inc.
5.88% 07/15/27
1
400,000 326,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
470,250 465,413
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
3
410,000 304,171
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
200,000 170,225
Time Warner Cable LLC
5.50% 09/01/41 80,000 66,618
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
350,000 294,749
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
375,000 303,547
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 48,253
5.63% 02/10/53
3
300,000 295,697
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
1,400,000 1,132,000
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
185,000 130,866
10,641,983
Consumer Discretionary — 1.60%
BAT Capital Corp.
3.56% 08/15/27 165,000 151,943
4.39% 08/15/37 150,000 120,106
5.65% 03/16/52 430,000 374,743
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
83,000 74,665
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
570,000 285,169
Central Garden & Pet Co.
4.13% 10/15/30 375,000 315,058
Everi Holdings, Inc.
5.00% 07/15/29
1
350,000 308,000

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
$ 160,000 $ 153,955
6.13% 07/27/27
1,3
195,000 195,662
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
1,3
750,000 579,819
Reynolds American, Inc.
5.70% 08/15/35 100,000 94,338
5.85% 08/15/45 95,000 84,928
Spectrum Brands, Inc.
5.50% 07/15/30
1
425,000 392,063
Triton Water Holdings, Inc.
6.25% 04/01/29
1
1,375,000 1,182,912
WarnerMedia Holdings, Inc.
4.28% 03/15/32 190,000 168,606
5.05% 03/15/42 480,000 403,098
5.14% 03/15/52 425,000 346,814
5,231,879
Diversified REITs — 1.10%
American Assets Trust LP
3.38% 02/01/31 500,000 392,628
American Tower Corp.
0.88% 05/21/29 180,000 160,139
1.00% 01/15/32 310,000 253,285
2.70% 04/15/31 80,000 66,419
5.65% 03/15/33 145,000 147,814
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
100,000 87,272
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
150,000 115,860
1.25% 02/01/31
3
220,000 179,495
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
100,000 75,902
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 7,000 5,635
4.00% 01/15/30 317,000 276,170
4.00% 01/15/31 48,000 41,563
5.38% 04/15/26 590,000 578,090
5.75% 06/01/28 10,000 9,793
LXP Industrial Trust
2.70% 09/15/30 160,000 127,981
VICI Properties LP
4.95% 02/15/30 10,000 9,398
5.13% 05/15/32 369,000 345,831
5.63% 05/15/52 145,000 131,401
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
135,000 124,282
3.88% 02/15/29
1
110,000 96,631
4.13% 08/15/30
1
54,000 47,640
4.50% 09/01/26
1
65,000 61,758
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
4.50% 01/15/28
1
$ 13,000 $ 11,958
4.63% 06/15/25
1
15,000 14,521
5.75% 02/01/27
1
80,000 78,593
Weyerhaeuser Co.
3.38% 03/09/33 195,000 167,915
3,607,974
Electric — 1.63%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 216,993
Alliant Energy Finance, LLC
3.60% 03/01/32
1
155,000 135,492
American Electric Power Co., Inc.
2.03% 03/15/24 455,000 442,698
Arizona Public Service Co.
6.35% 12/15/32 925,000 981,892
Comision Federal de Electricidad
(Mexico)
4.69% 05/15/29
1,3
200,000 179,960
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 207,788
5.35% 01/15/53 195,000 197,907
Duke Energy Corp.
3.85% 06/15/34 200,000 199,898
Duke Energy Progress LLC
5.25% 03/15/33 170,000 173,196
Eversource Energy,
Series O
4.25% 04/01/29 8,000 7,603
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 368,286
Niagara Mohawk Power Corp.
5.78% 09/16/52
1
365,000 367,496
Pennsylvania Electric Co.
4.15% 04/15/25
1
555,000 536,776
Pike Corp.
5.50% 09/01/28
1
400,000 359,522
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,349
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
215,000 208,688
4.50% 10/28/34
3
200,000 232,542
4.75% 10/28/42
3
140,000 170,171
Tucson Electric Power Co.
5.50% 04/15/53 305,000 305,019
5,330,276
Energy — 2.09%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
350,000 329,543
CenterPoint Energy Resources Corp.
5.40% 03/01/33 765,000 779,316

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Enbridge, Inc.
(Canada)
5.70% 03/08/33
3
$ 90,000 $ 91,268
Energy Transfer LP
4.90% 03/15/35 20,000 18,287
5.00% 05/15/50 490,000 414,620
Energy Transfer LP,
Series B
6.63%
4,8
733,000 563,544
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
177,420 151,081
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 430,000 399,773
Hess Corp.
5.60% 02/15/41 20,000 19,154
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 155,274
KeySpan Gas East Corp.
5.99% 03/06/33
1
385,000 388,862
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
294,000 289,875
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 38,056
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
199,000 145,529
6.35% 02/12/48
3
5,000 3,030
6.95% 01/28/60
3
5,000 3,105
Rockies Express Pipeline LLC
4.80% 05/15/30
1
234,000 205,920
4.95% 07/15/29
1
215,000 198,012
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 54,842
TMS Issuer SARL,
Series REGS
(Luxembourg)
5.78% 08/23/32
3
200,000 205,640
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 725,000 628,691
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
1,3
426,000 435,053
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
248,000 204,243
4.13% 08/15/31
1
1,225,000 1,057,517
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 59,325
6,839,560
Entertainment — 0.19%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
1,3
628,000 616,147
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 3.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
$ 123,000 $ 110,015
3.30% 01/30/32
3
565,000 462,151
3.88% 01/23/28
3
5,000 4,599
4.45% 10/01/25
3
110,000 105,931
Air Lease Corp.
(MTN)
2.88% 01/15/26 380,000 351,744
American Express Co.
2.55% 03/04/27 190,000 173,219
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
583,000 492,158
Capital One Financial Corp.
1.34% 12/06/24
4
360,000 350,619
Cboe Global Markets, Inc.
3.00% 03/16/32 190,000 163,238
Charles Schwab Corp. (The)
Series K
5.00%
4,8
200,000 168,094
Citigroup, Inc.
2.52% 11/03/32
4
970,000 780,802
2.56% 05/01/32
4
240,000 196,069
2.57% 06/03/31
4
375,000 313,035
2.98% 11/05/30
4
145,000 125,975
3.52% 10/27/28
4
435,000 404,359
Discover Financial Services
3.95% 11/06/24 105,000 101,376
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
300,000 306,077
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
1,3
678,000 680,041
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
130,000 127,817
1.22% 12/06/23 455,000 446,668
1.54% 09/10/27
4
5,000 4,399
1.95% 10/21/27
4
325,000 289,155
1.99% 01/27/32
4
235,000 185,269
2.38% 07/21/32
4
170,000 136,280
2.65% 10/21/32
4
315,000 256,869
3.81% 04/23/29
4
575,000 534,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 150,000 118,125
4.75% 09/15/24 195,000 186,473
5.25% 05/15/27 466,000 402,797
Intercontinental Exchange, Inc.
1.85% 09/15/32 195,000 150,353
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
575,000 496,481
JPMorgan Chase & Co.
1.04% 02/04/27
4
25,000 22,287
1.05% 11/19/26
4
270,000 242,343
2.55% 11/08/32
4
115,000 94,363

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.95% 02/24/28
4
$ 120,000 $ 110,325
JPMorgan Chase & Co.,
Series KK
3.65%
4,8
115,000 101,505
Morgan Stanley
0.99% 12/10/26
4
145,000 129,500
2.48% 09/16/36
4
170,000 128,719
2.95% 05/07/32
4
155,000 153,005
Morgan Stanley
(GMTN)
2.70% 01/22/31
4
290,000 247,360
Morgan Stanley
(MTN)
1.16% 10/21/25
4
495,000 462,860
1.93% 04/28/32
4
745,000 578,965
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
200,000 179,833
4.36% 08/01/24
1,3,4
130,000 129,741
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
2,000 1,978
Pipeline Funding Co. LLC
7.50% 01/15/30
1
149,380 148,513
Raymond James Financial, Inc.
4.65% 04/01/30 145,000 141,558
Vonovia SE
(Georgia)
1.00% 06/16/33
3
100,000 74,321
1.50% 06/14/41
3
100,000 60,701
11,632,599
Food — 0.92%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
932,000 369,421
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
385,000 318,431
5.50% 01/15/30
1,3
376,000 360,979
Pilgrim's Pride Corp.
4.25% 04/15/31 180,000 154,552
5.88% 09/30/27
1
884,000 873,566
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
750,000 607,848
Smithfield Foods, Inc.
5.20% 04/01/29
1
5,000 4,611
TreeHouse Foods, Inc.
4.00% 09/01/28 400,000 345,086
3,034,494
Health Care — 3.61%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
400,000 401,462
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
AbbVie, Inc.
3.85% 06/15/24 $ 10,000 $ 9,835
Amgen, Inc.
3.15% 02/21/40 100,000 76,612
5.25% 03/02/33 305,000 305,454
5.60% 03/02/43 305,000 306,466
5.65% 03/02/53 305,000 309,373
Baxter International, Inc.
0.87% 12/01/23 260,000 254,779
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
255,000 246,132
4.38% 12/15/28
1
210,000 199,314
4.40% 07/15/44
1
245,000 194,557
4.88% 06/25/48
1
80,000 72,032
Becton Dickinson & Co.
3.73% 12/15/24 3,000 2,914
Cano Health LLC
6.25% 10/01/28
1
290,000 181,779
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
1
475,000 386,655
Centene Corp.
2.45% 07/15/28 349,000 299,639
3.00% 10/15/30 323,000 269,465
4.25% 12/15/27 455,000 425,839
CommonSpirit Health
2.78% 10/01/30 35,000 29,476
3.35% 10/01/29 80,000 70,463
CVS Health Corp.
5.05% 03/25/48 270,000 249,228
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 265,000 229,401
Embecta Corp.
6.75% 02/15/30
1
525,000 477,771
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
1,000,000 868,634
HCA, Inc.
3.50% 09/01/30 143,000 125,418
3.63% 03/15/32
1
425,000 369,194
4.13% 06/15/29 80,000 74,127
5.25% 06/15/49 185,000 167,105
5.38% 09/01/26 10,000 9,932
5.50% 06/15/47 120,000 113,368
5.63% 09/01/28 275,000 275,817
Kevlar SpA
(Italy)
6.50% 09/01/29
1,3
800,000 686,000
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
515,000 381,779
ModivCare, Inc.
5.88% 11/15/25
1
799,000 740,902
Molina Healthcare, Inc.
3.88% 11/15/30
1
975,000 840,937
4.38% 06/15/28
1
74,000 68,304

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 $ 295,000 $ 208,199
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
590,000 488,225
Prestige Brands, Inc.
3.75% 04/01/31
1
450,000 373,156
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
450,000 428,629
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
125,000 107,445
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
275,000 311,188
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13% 09/15/31
3
200,000 209,774
11,846,779
Health Care REITs — 0.19%
Healthcare Reality Holdings LP
2.00% 03/15/31 125,000 96,076
3.10% 02/15/30 115,000 98,465
Healthcare Realty Holdings LP
2.05% 03/15/31 37,000 27,707
2.40% 03/15/30 325,000 257,808
3.63% 01/15/28 150,000 132,925
Healthpeak OP LLC,
3.40% 02/01/25 2,000 1,923
614,904
Industrial REITs — 0.14%
Prologis Euro Finance LLC
0.50% 02/16/32 100,000 79,734
1.00% 02/06/35 100,000 74,687
1.00% 02/16/41 100,000 61,341
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 100,000 101,123
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
160,000 136,562
453,447
Industrials — 1.74%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
335,000 331,791
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
735,000 622,429
Artera Services LLC
9.03% 12/04/25
1
669,000 586,357
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
250,000 239,893
Berry Global, Inc.
1.50% 01/15/27
1
200,000 195,968
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
1.65% 01/15/27 $ 40,000 $ 34,534
5.50% 04/15/28
1
255,000 251,734
Boeing Co. (The)
1.43% 02/04/24 340,000 331,053
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
300,000 258,300
Energizer Holdings, Inc.
4.38% 03/31/29
1
925,000 800,005
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
2
57,000 56,847
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
2
52,000 45,790
OT Merger Corp.
7.88% 10/15/29
1
1,350,000 828,634
TransDigm, Inc.
6.75% 08/15/28
1
1,115,000 1,122,705
5,706,040
Information Technology — 1.41%
Broadcom, Inc.
3.42% 04/15/33
1
190,000 159,267
Fiserv, Inc.
2.65% 06/01/30 10,000 8,528
5.60% 03/02/33 605,000 617,390
Gen Digital, Inc.
6.75% 09/30/27
1
360,000 359,683
NCR Corp.
5.00% 10/01/28
1
550,000 491,266
5.13% 04/15/29
1
340,000 301,668
5.25% 10/01/30
1
700,000 609,601
Netflix, Inc.
5.88% 02/15/25 310,000 311,460
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
350,000 356,125
Oracle Corp.
3.80% 11/15/37 355,000 290,688
3.95% 03/25/51 1,225,000 927,753
4.00% 11/15/47 40,000 30,820
6.50% 04/15/38 85,000 90,537
6.90% 11/09/52 55,000 61,832
4,616,618
Insurance — 0.79%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
175,000 151,324
6.00% 08/01/29
1
400,000 346,000
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 280,000 220,427
Athene Global Funding
1.99% 08/19/28
1
370,000 298,349
2.72% 01/07/29
1
95,000 77,729

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
3.21% 03/08/27
1
$ 130,000 $ 116,478
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 115,000 80,180
Brown & Brown, Inc.
4.95% 03/17/52 160,000 138,052
Farmers Exchange Capital II
6.15% 11/01/53
1,4
150,000 147,458
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,000 75,631
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 106,145
HUB International Ltd.
7.00% 05/01/26
1
350,000 349,860
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 12,972
Nationwide Mutual Insurance Co.
7.84% 12/15/24
1,4
375,000 374,705
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
1
40,000 33,167
4.38% 09/15/54
1,4
65,000 62,753
2,591,230
Materials — 0.77%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
265,000 191,749
Freeport Indonesia PT
(Indonesia)
4.76% 04/14/27
1,3
200,000 194,033
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
450,000 347,828
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 195,108
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
885,000 702,018
3.27% 11/15/40
1
55,000 38,538
3.47% 12/01/50
1
45,000 30,121
5.00% 09/26/48 15,000 12,720
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
450,000 357,988
Valvoline, Inc.
3.63% 06/15/31
1
550,000 447,656
2,517,759
Office REITs — 0.15%
Boston Properties LP
2.75% 10/01/26 10,000 8,866
Hudson Pacific Properties LP
3.25% 01/15/30 170,000 107,985
3.95% 11/01/27 320,000 232,990
4.65% 04/01/29 95,000 67,128
5.95% 02/15/28 50,000 40,297
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Office REITs (continued)
Kilroy Realty LP
2.50% 11/15/32 $ 50,000 $ 35,045
492,311
Real Estate Investment Trust (REIT) — 0.20%
American Tower Corp.
2.10% 06/15/30 550,000 446,016
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
100,000 101,493
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69% 07/12/34
3
100,000 95,699
643,208
Residential REITs — 0.26%
American Homes 4 Rent LP
3.38% 07/15/51 675,000 444,190
Invitation Homes Operating Partnership LP
2.00% 08/15/31 305,000 236,739
2.30% 11/15/28 50,000 42,648
2.70% 01/15/34 190,000 144,150
867,727
Retail — 0.87%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
743,000 666,843
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
1,463,000 1,247,207
FirstCash, Inc.
5.63% 01/01/30
1
475,000 429,603
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
745,000 502,875
2,846,528
Services — 1.07%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
362,000 329,145
Global Payments, Inc.
4.88% 03/17/31 100,000 108,780
5.40% 08/15/32 95,000 92,640
5.95% 08/15/52 183,000 175,896
HealthEquity, Inc.
4.50% 10/01/29
1
525,000 465,108
Hertz Corp. (The)
4.63% 12/01/26
1
50,000 45,375
5.00% 12/01/29
1
925,000 758,500
Upbound Group, Inc.
6.38% 02/15/29
1
300,000 267,000
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26

450,000 422,591

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Waste Pro USA, Inc.
5.50% 02/15/26
1
$ 925,000 $ 859,115
3,524,150
Specialized REITs — 0.70%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
100,000 88,591
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
195,000 159,813
1.75% 03/12/29
3
200,000 162,662
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
200,000 11,500
CubeSmart LP
2.50% 02/15/32 350,000 278,454
Extra Space Storage LP
2.35% 03/15/32 530,000 414,827
Iron Mountain, Inc.
5.63% 07/15/32
1
1,240,000 1,112,900
Life Storage LP
2.40% 10/15/31 45,000 35,734
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6
210,000 34,379
2,298,860
Transportation — 0.09%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 20,515 18,223
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 25,245 21,385
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 62,731 57,187
Transnet SOC Ltd.
(South Africa)
8.25% 02/06/28
1,3
200,000 194,750
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 11,024 10,914
302,459
Total Corporates
(Cost $110,321,789) 103,626,149
FOREIGN GOVERNMENT OBLIGATIONS — 1.69%
Foreign Government Obligations — 1.69%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
400,000 355,400
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
$ 400,000 $ 342,504
2.55% 07/27/33
3
200,000 163,936
Colombia Government International Bond
(Colombia)
8.00% 04/20/33
3
400,000 408,200
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.50% 01/30/30
3
200,000 175,780
4.88% 09/23/32
3
200,000 170,729
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
200,000 206,250
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
400,000 311,120
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
272,000 226,795
4.88% 05/19/33
3
200,000 191,448
6.35% 02/09/35
3
200,000 210,425
Oman Government International Bond,
Series REGS
(Oman)
6.75% 10/28/27
3
200,000 207,077
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
440,000 337,084
3.16% 01/23/30
3
200,000 175,601
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
200,000 192,510
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
2.55% 06/09/31
3
200,000 170,715
2.80% 06/23/30
3
200,000 176,585
Peruvian Government International Bond
(Peru)
2.78% 01/23/31
3
200,000 171,778
2.84% 06/20/30
3
250,000 219,405
Philippine Government International Bond
(Philippines)
2.46% 05/05/30
3
200,000 173,086
Republic of Poland Government International Bond
(Poland)
5.50% 11/16/27
3
200,000 205,100
5.75% 11/16/32
3
125,000 131,340
Republic of South Africa Government International Bond
(South Africa)
5.88% 04/20/32

200,000 177,582

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
$ 200,000 $ 206,120
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
300,000 249,493
Total Foreign Government Obligations
(Cost $5,779,757) 5,556,063
MORTGAGE-BACKED — 52.79%**
Non-Agency Commercial Mortgage-Backed — 4.87%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.89% 09/15/48
4
6,026,291 77,089
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 10,511
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.73% 11/05/36
1,4
3,109,000 21,817
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.28% 11/05/36
1,4
1,395,000 3,074
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
529,000 456,181
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
234,463 217,933
BX Trust,
Series 2021-MFM1, Class G
(CME Term SOFR 1-Month plus 4.01%)
9.16% 01/15/34
1,2
452,123 424,641
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.50% 08/10/49
4
9,024,017 272,761
Century Plaza Towers,
Series 2019-CPT, Class F
3.10% 11/13/39
1,4
450,000 255,180
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.90% 09/10/46
4
974,936 75
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.26% 03/11/47
4
901,898 2,311
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.09% 10/10/47
4
13,714,345 107,649
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.45% 02/10/48
4
1,517,244 22,006
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.37% 02/10/49
4
5,449,499 133,370
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
0.96% 08/15/50
1,4
$ 11,628,000 $ 323,007
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
1.42% 06/20/31
1,4
1,282,480 8,871
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.38% 10/15/45
4
65,207 149
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.33% 10/15/45
4
160,043 5
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.44% 12/10/44
1,4
1,425,736 13
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.65% 02/10/47
4
3,295,423 3,128
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.08% 08/10/47
4
893,370 5,942
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.84% 08/10/47
1,4
1,200,000 9,863
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.21% 06/10/47
4
3,056,633 14,377
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.98% 09/10/47
4,5,6
29,474,005 202,438
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.98% 12/10/47
4
11,347,121 91,823
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.95% 03/10/48
4
9,919,062 104,666
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.95% 08/10/48
4
7,740,989 105,096
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.22% 07/10/48
1,4
10,015,000 187,346
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.74% 02/10/49
4
14,041,889 199,969
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.85% 06/15/57
4
16,380,235 152,499
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.71% 06/15/52
4
561,819 36,901
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.83% 12/15/49
4
11,592,913 200,286

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.52% 05/10/49
4
$ 8,714,318 $ 242,757
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65% 10/10/34
1,4
380,000 284,114
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3 month Euribor plus 3.35%)
6.71% 02/17/30
1,2,3
668,913 680,145
Extended Stay America Trust,
Series 2021-ESH, Class F
(LIBOR USD 1-Month plus 3.70%)
8.89% 07/15/38
1,2
578,243 546,221
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.57% 08/10/43
1,4
5,261,909 5,413
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
137,410 1
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,4
577,946 6
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
1.18% 01/10/47
4
24,966,111 42,647
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.85% 07/10/48
4
31,568,547 364,105
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.36% 10/10/48
4
5,249,628 113,415
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.90% 11/10/48
4
9,183,280 136,254
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.88% 05/10/49
4
249,665 9,158
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.69% 11/10/49
4
14,747,457 199,338
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
285,000 119,465
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.72% 04/15/47
4
9,150,078 29,038
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.57% 07/15/48
4
22,980,873 169,926
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
44,664,247 167,929
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.97% 08/15/48
4
$ 6,321,078 $ 88,622
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
0.96% 03/15/50
4
4,212,605 92,720
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.63% 06/15/49
4
243,748 7,380
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.55% 06/15/45
1,4
53,789,816 1,104,985
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.09% 04/15/46
4
221,172 1,071
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-COR4, Class A3
3.76% 03/10/52 500,000 454,724
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.47% 01/10/37
1,4
2,000,000 9,623
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.38% 12/05/38
1,4
2,010,000 16,098
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
2.03% 01/16/37
1,4
450,000 8,308
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.68% 01/16/37
1,4
1,450,000 8,562
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class F
(Ireland)
(3 month Euribor plus 3.65%)
7.01% 08/17/33
1,2,3
490,928 498,735
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
10.44% 11/15/38
1,2
417,994 389,019
MFT Trust,
Series 2020-ABC, Class D
3.59% 02/10/42
1,4
450,000 275,058
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.14% 08/15/45
1,4
29,328,776 92,518
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.15% 10/15/30
1,4
1,046,826 17,422
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XC (IO)
1.39% 10/15/46
1,4
19,087,479 93,211
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
1.07% 11/15/46
4
2,232,495 1,699

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.74% 10/15/47
4
$ 89,200 $ 364
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.98% 03/15/48
4
3,173,185 30,834
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.14% 04/15/48
4
1,066,672 12,186
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.83% 05/15/48
4
6,830,551 73,284
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.50% 06/15/44
1,4
11,069,909 37,419
MRCD Mortgage Trust,
Series 2019-PRKC, Class A
4.25% 12/15/36
1,4
500,000 353,489
MSCG Trust,
Series 2018-SELF, Class F
(LIBOR USD 1-Month plus 3.05%)
8.24% 10/15/37
1,2
731,097 706,144
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
100,000 74,325
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class D
4.54% 08/15/36
1,4
665,000 471,397
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class E
4.54% 08/15/36
1,4
395,000 264,203
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 283,205
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 298,449
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
925,000 533,133
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
8.50% 01/15/39
1,2
570,000 532,742
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
7.32% 05/17/31
1,2,3
471,537 561,569
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.24% 10/15/50
4
8,203,323 283,782
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.21% 08/15/50
4
13,416,858 70,942
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.16% 12/15/47
4
$ 1,284,509 $ 14,795
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
0.98% 02/15/48
4
16,982,964 171,550
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
1.11% 11/15/48
4
17,124,316 296,179
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.89% 04/15/50
1,4
415,000 10,670
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
1.02% 09/15/57
4
9,257,785 146,769
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.23% 06/15/49
4
5,990,977 216,394
Westfield Galleria at Roseville
3.25% 03/29/25
5,6
495,000 484,011
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.53% 12/15/45
1,4
53,249,928 580
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
1.05% 05/15/47
4
9,781,489 43,688
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.93% 09/15/57
4
1,725,115 10,162
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.98% 11/15/47
4
6,044,322 45,108
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.40% 03/15/47
4
9,111,724 23,647
15,971,684
Non-Agency Mortgage-Backed — 24.44%
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 1,031,502 940,765
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 1,606,477 1,349,912
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 258,702 186,922
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 195,485 138,596
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 551,450 398,444
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 196,236 136,273

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-64CB, Class 2A1
6.00% 11/25/35 $ 3,033,728 $ 528,408
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 319,259 234,560
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 64,879 49,713
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 497,362 315,905
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
0.20% 03/01/38
2,5,6
1,403,732 43,458
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 549,623 342,078
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 251,256 156,379
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 121,143 74,987
Alternative Loan Trust,
Series 2006-19CB, Class A17
(LIBOR USD 1-Month plus 0.40%)
5.55% 08/25/36
2
4,016,177 1,970,946
Alternative Loan Trust,
Series 2006-19CB, Class A18 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.60%, 5.60% Cap)
0.45% 08/25/36
2,5,6
3,877,180 328,345
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 137,179 83,550
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,254,283 664,599
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 204,951 147,728
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 273,608 150,103
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 544,991 340,146
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 1,462,179 977,385
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 7,067 5,473
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 $ 322,539 $ 195,407
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 244,241 100,394
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 178,921 102,255
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 527,862 301,716
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
0.04% 12/25/46
4,5,6
22,356,043 118,460
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
4.68% 02/25/47
2
1,679,214 676,310
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
0.06% 06/25/47
4,5,6
13,075 212
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 03/25/46
2
12,218 10,550
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB8
(LIBOR USD 1-Month plus 0.31%)
5.46% 06/25/46
2
1,836,414 1,479,840
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB9 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.69%, 6.69% Cap)
1.54% 06/25/46
2,5,6
1,836,426 139,222
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 5,377 4,645
Banc of America Funding Trust,
Series 2006-7, Class T2A5 (STEP-reset date 08/25/23)
6.54% 10/25/36 729,925 636,635
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(LIBOR USD 6-Month plus 1.50%)
3.53% 09/26/45
1,2
1,192,772 873,057
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
5.29% 10/25/36
1,2
5,435 5,397
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.50% 04/25/37 2,513,656 1,197,286
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
4.20% 09/25/35
4
142,039 88,354

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
4.25% 07/25/34
4
$ 6,195 $ 5,643
Bear Stearns ARM Trust,
Series 2005-10, Class A3
4.59% 10/25/35
4
126,028 117,408
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 123,321
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
1,658,345 206,905
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 19,997
BRAVO Residential Funding Trust,
Series 2021-A, Class A1 (STEP-reset date 07/25/23)
1.99% 10/25/59
1
1,257,931 1,188,151
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 08/25/23)
4.25% 08/25/54
1
1,246,703 1,098,035
CHNGE Mortgage Trust,
Series 2023-1, Class M1
8.41% 03/25/58
1,4
580,000 575,244
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 08/25/23)
2.57% 07/25/59
1
420,442 402,522
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 08/25/23)
2.82% 10/25/61
1
966,597 905,492
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
681,000 397,031
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/23)
5.00% 07/25/62
1
327,825 300,440
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 08/25/23)
6.00% 06/25/62
1
1,428,932 1,368,513
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
6.90% 10/25/37
1,2
1,046,000 875,335
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 08/25/23)
4.61% 03/25/36 30,057 15,053
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
519,820 367,174
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 08/25/23)
6.13% 08/25/35 1,697,454 1,500,809
CitiMortgage Alternative Loan Trust,
Series 2005-A1, Class 1A5
5.50% 07/25/35 1,657,616 1,455,513
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 $ 268,177 $ 237,494
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 108,539 96,609
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 207,181 184,409
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 235,171 206,253
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 200,951 175,905
CitiMortgage Alternative Loan Trust,
Series 2007-A5, Class 1A1
6.00% 05/25/37 868,565 797,327
Conseco Finance Corp.,
Series 1996-6, Class M1
7.95% 09/15/27
4
104,333 104,453
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
3,422,743 678,653
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 390,709
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 22,635 12,878
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 202,244 107,766
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 613,205 307,615
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.71% 03/25/61
1,4
1,494,535 1,437,511
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
2.69% 03/25/59
1,4
1,455,369 1,412,163
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.32%)
5.47% 10/25/36
2
36,229 24,178
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 08/25/23)
6.75% 10/25/36
1
44,955 45,020
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 07/01/23)
3.16% 01/25/37 988,234 300,343
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 08/25/23)
3.16% 01/25/37 1,744,650 530,560

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/23)
3.54% 02/25/37 $ 940,757 $ 576,288
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 364,661 192,405
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,087,758 565,919
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 412,302 194,957
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
731,815 466,758
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1,4
192,399 185,942
CSMC,
Series 2014-8R, Class 3A2
4.61% 02/27/36
1,4
996,055 746,845
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.81% 06/25/36
4
222,984 193,882
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
339,439 274,245
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(LIBOR USD 1-Month plus 5.25%)
10.40% 06/25/39
1,2
934,415 985,436
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.90% 09/25/39
1,2
1,063,227 1,072,654
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(LIBOR USD 1-Month plus 3.40%)
8.55% 10/25/39
1,2
1,000,000 1,008,537
Fannie Mae Connecticut Avenue Securities,
Series 2020-R02, Class 2B1
(LIBOR USD 1-Month plus 3.00%)
8.15% 01/25/40
1,2
1,000,000 962,076
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
10.57% 12/25/41
1,2
985,000 957,466
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
5.47% 10/25/36
2
376,871 253,791
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
5.37% 03/25/37
2
704,816 345,036
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 $ 704,871 $ 234,625
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 569,551 248,217
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 709,566 268,157
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA1, Class B1
(SOFR30A plus 2.65%)
7.72% 01/25/51
1,2
700,000 671,848
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.32% 08/25/33
1,2
961,769 947,134
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.12% 12/25/33
1,2
815,000 780,932
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.57% 01/25/42
1,2
1,000,000 968,255
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M2
(SOFR30A plus 3.75%)
8.82% 02/25/42
1,2
1,000,000 1,007,818
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 236,733
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 08/25/23)
6.44% 05/25/37 1,987,261 141,292
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(LIBOR USD 1-Month plus 0.46%)
5.61% 04/25/47
2
815,319 400,322
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 08/25/23)
6.72% 03/25/46 2,943,320 1,187,693
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.20%)
5.35% 03/25/47
2
166,316 7,596
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
3.46% 04/26/37
1,2
61,205 61,411
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.07% 09/25/35

3,604 3,410

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
5.84% 06/20/35
2
$ 14,878 $ 13,614
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
0.00% 06/20/35
1,4,5,6
1,091,048 171
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(LIBOR USD 1-Month plus 0.36%)
5.52% 05/19/46
2
2,431,638 1,296,191
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
0.06% 07/19/46
4,5,6
2,674,267 27
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 08/25/23)
4.50% 12/25/36 252,747 86,369
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
3.44% 03/25/36
4
80,484 56,972
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 695,392 519,860
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
892,010 762,340
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 08/25/23)
5.46% 09/25/29 473,034 295,978
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 08/25/23)
6.08% 08/25/36 1,451,652 856,359
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 08/25/23)
6.34% 08/25/36 275,859 194,376
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 08/25/23)
6.91% 07/25/36 1,703,927 482,791
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 08/25/23)
4.59% 11/25/36 3,382 3,313
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 08/25/23)
4.46% 01/25/37 405,053 220,475
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 08/25/23)
4.46% 10/25/30 621,864 332,458
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 358,336 160,901
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
644,287 631,540
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 134,836 69,721
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
1.40% 11/25/36
2,5,6
$ 184,386 $ 18,891
Lehman Mortgage Trust,
Series 2006-9, Class 3A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.23%, 7.23% Cap)
2.08% 01/25/37
2,5,6
5,581,327 409,445
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
1.19% 06/25/37
2,5,6
8,543,792 517,076
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 507,553 215,218
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 08/25/23)
5.37% 07/25/35 38,780 38,780
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
5.65% 08/25/46
2
201,880 177,642
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
8,013,373 163,338
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
5.50% 03/25/35
2
12,100 12,016
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
5.37% 08/25/36
2
713,980 279,559
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.32%)
5.47% 01/25/37
2
656,977 211,558
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.52%)
5.67% 04/25/37
2
1,961,965 187,944
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2B
(LIBOR USD 1-Month plus 0.26%)
5.41% 06/25/37
2
498,292 456,406
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
5.65% 05/25/29
2
5,145 4,911
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.30%)
5.45% 11/25/37
2
788,354 251,933

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
21 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
5.52% 05/25/37
2
$ 3,547,616 $ 1,017,738
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 4,146 4,052
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
34,071 32,984
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 2,028 1,961
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 175,128 101,791
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
5.40% 06/25/37
2
18,713 17,740
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 329,625 270,926
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
1,259 1,251
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
6.40% 01/25/36
2
6,493 6,329
PRET LLC,
Series 2021-RN2, Class A1 (STEP-reset date 07/25/23)
1.74% 07/25/51
1
768,245 711,530
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 07/25/23)
5.00% 06/25/52
1
669,140 625,088
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 07/25/23)
2.49% 11/25/26
1
358,289 335,094
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
1
811,444 753,411
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
1
1,159,276 1,073,293
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/23)
2.36% 10/25/26
1
399,392 373,001
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 07/25/23)
3.72% 02/25/27
1
1,105,185 1,051,934
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/23)
5.56% 06/25/27
1
1,028,267 1,004,169
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 07/25/23)
5.00% 08/25/27
1
$ 255,317 $ 243,799
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,4
864,135 809,279
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 07/25/23)
2.49% 10/25/26
1
404,161 378,273
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
607,641 561,427
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 126,057 101,609
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 416,676 352,744
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 846,098 711,835
Residential Accredit Loans Trust,
Series 2006-QS18, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
1.40% 12/25/36
2,5,6
4,168,621 458,810
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 291,663 234,768
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 361,307 290,827
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 146,015 114,542
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 573,598 449,960
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A4
6.00% 06/25/36 957,297 784,113
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.70% 11/25/37
4,5,6
32,925 1,042
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
5.30% 02/25/47
2
513,444 194,358
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 457,609 354,266
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A1 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.64%, 6.64% Cap)
1.49% 01/25/37
2,5,6
6,490,860 625,679

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 $ 437,845 $ 351,685
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 49,118 39,644
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.44%)
5.59% 12/25/36
2
36,010 34,512
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
2.40% 02/25/34
2,5,6
397,328 26,218
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 242,401 145,417
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 502,210 200,880
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 512,793 193,154
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 329,926 152,614
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 208,333 89,525
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 325,239 111,476
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 476,801 251,737
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 142,147 79,753
Residential Funding Mortgage Securities Trust,
Series 2006-S10, Class 1A1
6.00% 10/25/36 697,225 534,924
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 474,219 380,920
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 221,403 186,161
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 70,993 59,316
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 142,696 97,154
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/23)
2.86% 01/25/36 253,059 202,453
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
5.45% 12/25/36
2
$ 889,878 $ 486,967
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
5.40% 07/25/37
2
278,470 212,363
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
6.15% 09/25/37
2
392,991 267,094
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
5.28% 02/25/34
4
1,052 984
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
5.61% 02/25/36
2
10,991 9,429
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 07/25/23)
1.99% 08/25/51
1
744,147 693,591
VOLT XCII LLC,
Series 2021-NPL1, Class A1 (STEP-reset date 07/25/23)
1.89% 02/27/51
1
1,074,246 975,465
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 07/25/23)
4.83% 03/27/51
1
930,000 808,041
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 22,424 20,764
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
6,723,952 256,657
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 181,025 153,714
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 318,985 268,557
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
4.51% 10/25/36
4
34,255 31,542
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
4.69% 04/25/36
4
6,423 5,971
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 213,656 193,795
80,114,800
U.S. Agency Commercial Mortgage-Backed — 0.99%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.18%)
6.52% 04/01/36
2
48,049 47,931

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
23 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.09% 07/25/39
4
$ 254,077 $ 4,611
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
66,895 588
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70% 01/25/39
4
527,137 7,295
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.29% 01/25/42
4
390,000 4,139
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.63% 12/25/24
4
22,937,263 152,154
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.55% 01/25/43
4
4,900,000 105,828
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K045, Class X1 (IO)
0.54% 01/25/25
4
27,057,029 151,441
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.68% 07/25/25
4
12,252,787 117,220
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
4
2,925,000 83,543
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.43% 08/25/25
4
21,462,848 117,612
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.19% 06/25/44
4
6,243,936 349,888
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.15% 01/25/45
4
3,000,000 191,227
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K106, Class X1 (IO)
1.48% 01/25/30
4
9,747,470 692,244
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.24% 05/25/46
4
4,850,000 193,248
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.23% 05/25/47
4
$ 3,160,000 $ 174,198
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.08% 09/25/47
4
2,495,000 135,458
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.35% 06/25/27
4
672,605 18,223
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
4.19% 01/25/31
4
290,286 30,620
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25
4
3,672,203 63,456
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27
4
3,648,668 96,504
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
4
896,517 29,410
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
115,552 113,588
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.20% 08/16/51
4
1,130,113 2,148
Ginnie Mae,
Series 2011-86, Class C
3.63% 09/16/51
4
224,691 210,441
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.63% 12/16/51
4
1,512,712 23,176
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
265,691 2,436
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.22% 04/16/54
4
344,352 846
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.71% 02/16/55
4
5,108,078 109,782
3,229,255
U.S. Agency Mortgage-Backed — 22.49%
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
2,469 2,431

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
0.85% 11/25/41
2
$ 75,405 $ 5,019
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 150,109 6,527
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 226,367 43,940
Ginnie Mae (TBA)
4.50% 07/20/53 1,500,000 1,447,661
5.00% 07/20/53 775,000 761,619
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.44% 10/20/33
2
268,724 16,789
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 26,900 24,878
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,582 2,405
UMBS (TBA)
2.00% 07/01/53 7,550,000 6,158,853
2.00% 08/01/53 5,725,000 4,673,479
2.50% 07/01/53 12,650,000 10,721,985
2.50% 08/01/53 2,725,000 2,313,057
3.00% 07/01/53 8,450,000 7,437,319
3.00% 08/01/53 3,275,000 2,885,710
4.00% 07/01/53 6,525,000 6,122,791
4.50% 07/01/53 3,400,000 3,268,661
4.50% 08/01/53 4,625,000 4,449,394
5.00% 07/01/53 16,850,000 16,511,684
5.50% 07/01/53 6,875,000 6,844,111
73,698,313
Total Mortgage-Backed
(Cost $203,560,198) 173,014,052
MUNICIPAL BONDS — 0.24%*
California — 0.03%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 100,000 88,592
Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 80,973
New York — 0.16%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 142,528
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 $ 75,000 $ 58,374
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
3.11% 02/15/39 150,000 122,988
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 77,777
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 175,000 140,549
542,216
Ohio — 0.03%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 86,208
Total Municipal Bonds
(Cost $988,650) 797,989
U.S. TREASURY SECURITIES — 0.82%
U.S. Treasury Bonds — 0.63%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.25% 04/15/28
11
2,124,255 2,055,217
U.S. Treasury Notes — 0.19%
U.S. Treasury Notes
4.00% 06/30/28 45,000 44,756
4.25% 05/31/25 199,000 196,509
4.63% 06/30/25 120,000 119,456
U.S. Treasury Notes (WI)
3.38% 05/15/33 28,000 27,007
3.63% 05/31/28 259,000 253,301
641,029
Total U.S. Treasury Securities
(Cost $2,765,477) 2,696,246
Total Bonds — 102.70%
(Cost $377,050,959)
336,614,303
Issues Shares Value
COMMON STOCK — 0.16%
Communications — 0.08%
Intelsat Emergence SA
3,5,6
(Luxembourg) 11,030 249,830
Financials — 0.08%
AGNC Investment Corp. 25,500 258,315
Total Common Stock
(Cost $682,025) 508,145

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
25 / June 2023
Issues Shares Value
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,9
(Luxembourg) 1,154 $ —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,9
(Luxembourg) 1,154 —
—
Total Rights
(Cost $–) —
WARRANT — 0.00%
Entertainment — 0.00%
Cineworld Group PLC
3,9
(United Kingdom) 152,713 5,339
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 19.20%
Money Market Funds — 0.53%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
12
352,367 352,367
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
12
1,380,500 1,380,500
1,732,867
U.S. Agency Discount Notes — 1.52%
Federal Home Loan Bank
4.93%
13
08/09/23 $ 5,000,000 4,974,636
U.S. Treasury Bills — 17.15%
U.S. Cash Management Bills
4.95%
13
10/19/23 29,930,000 29,463,557
U.S. Treasury Bills
4.76%
13
08/03/23 10,000,000 9,956,008
5.06%
13
08/31/23 5,000,000 4,957,802
5.36%
13
10/03/23 5,000,000 4,933,930
5.14%
13
10/12/23 7,000,000 6,898,364
56,209,661
Total Short-Term Investments
(Cost $62,957,668) 62,917,164
Total Investments - 122.06%
(Cost $440,690,652) 400,044,951
Net unrealized depreciation on unfunded commitments
- 0.00% (1,519)
Liabilities in Excess of Other Assets - (22.06)% (72,282,043)
Net Assets - 100.00% $ 327,761,389
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,727,820, which is 1.44% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $104,891, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
2.51% per annum.
8
Perpetual security with no stated maturity date.
9
Non-income producing security.
10
Security is currently in default with regard to scheduled interest or principal payments.
11
Inflation protected security. Principal amount reflects original security face amount.
12
Represents the current yield as of June 30, 2023.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 26
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 6,235,575 EUR 5,685,000 Citibank N.A. 07/14/23 $ 28,715
EUR 164,185 USD 179,281 Citibank N.A. 07/06/23 (100)
EUR 181,000 USD 200,176 Citibank N.A. 07/14/23 (2,561)
USD 391,023 GBP 313,000 Citibank N.A. 07/14/23 (6,953)
USD 750,182 GBP 602,000 Goldman Sachs International 07/14/23 (15,252)
(24,866)
NET UNREALIZED APPRECIATION $ 3,849
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 1,130 09/29/23 $ 121,015,938 $ (2,389,086) $ (2,389,086)
U.S. Treasury Two-Year Note 175 09/29/23 35,585,156 (527,611) (527,611)
156,601,094 (2,916,697) (2,916,697)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 291 09/20/23 (34,465,313) 354,777 354,777
U.S. Treasury Ultra Bond 105 09/20/23 (14,302,969) (156,299) (156,299)
Euro-Bund Future 10 09/07/23 (1,459,103) 18,540 18,540
Euro-Bobl Future 9 09/07/23 (1,136,157) 17,463 17,463
Euro-Buxl 30 Year 3 09/07/23 (456,911) (5,110) (5,110)
(51,820,453) 229,371 229,371
TOTAL FUTURES CONTRACTS $ 104,780,641 $ (2,687,326) $ (2,687,326)

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
27 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 28
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,732,867 $ — $ — $ 1,732,867
U.S. Agency Discount Notes — 4,974,636 — 4,974,636
U.S. Treasury Bills 56,209,661 — — 56,209,661
Long-Term Investments:
Asset-Backed Securities — 37,734,348 420,678 38,155,026
Bank Loans — 12,768,778 — 12,768,778
Common Stock 258,315 — 249,830 508,145
Corporates — 103,580,270 45,879 103,626,149
Foreign Government Obligations — 5,556,063 — 5,556,063
Mortgage-Backed Securities — 169,002,619 4,011,433 173,014,052
Municipal Bonds — 797,989 — 797,989
Rights — — — —
U.S. Treasury Securities 641,029 2,055,217 — 2,696,246
Warrant — 5,339 — 5,339
Liabilities:
Long-Term Investments:
Unfunded Commitments Depreciation — (1,519) — (1,519)
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 28,715 — 28,715
Interest rate contracts 390,780 — — 390,780
Liabilities:
Foreign currency exchange contracts — (24,866) — (24,866)
Interest rate contracts (3,078,106) — — (3,078,106)
Total $ 56,154,546 $ 336,477,589 $ 4,727,820 $ 397,359,955
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
29 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Flexible Income Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 438,609 $ 286,780 $ 69,795 $ 3,404,250 $ 4,199,434
Accrued discounts/premiums — — — (272,846) (272,846)
Realized gain (loss) — — — — —
Change in unrealized (depreciation)* (9,944) (36,950) (23,916) (864,789) (935,599)
Purchases — — — 1,744,818 1,744,818
Sales (7,987) — — — (7,987)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2023
$ 420,678 $ 249,830 $ 45,879 $ 4,011,433 $ 4,727,820
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(935,599) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $420,678 Broker Quote Offered Quote $88.03 $88.03 Increase
Common Stock $249,830 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $45,879 Third-Party Vendor Vendor Prices $5.75 - $16.37 $13.71 Increase
Mortgage-Backed
Securities-Non-Agency $3,107,051 Third-Party Vendor Vendor Prices $0.00 - $11.01 $7.38 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $701,944 Broker Quote Offered Quote $92.95 - $97.78 $96.28 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $202,438 Third-Party Vendor Vendor Prices $0.69 $0.69 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLEXIBLE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 104,891 $ (1,519)
Total Unfunded Commitments $ 104,891 $ (1,519)